Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2021
Summary of Significant Accounting Policies (Details)
Depreciation And Amortization Expense	$ 0	$ 322
Deferred Offering Costs			$ 2,600,000
Deferred Financing Costs	$ 60,000.00